Interest-bearing liabilities - Summary Of Interest Bearing Loans And Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	€ 204,583	€ 25,487
Long term Borrowings	641,085	535,630
Total interest-bearing loans and borrowings	€ 845,668	561,117
Bank loan floating rate A [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.40%
Maturity	Jun 26, 2021
Current borrowings and current portion of non-current borrowings		1,250
Long term Borrowings		209,718
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%
Maturity	Mar 31, 2019
Current borrowings and current portion of non-current borrowings		10,000
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%
Maturity	Sep 30, 2019
Current borrowings and current portion of non-current borrowings		11,000
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%
Maturity	Mar 31, 2020
Current borrowings and current portion of non-current borrowings	€ 12,000
Long term Borrowings		11,894
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%
Maturity	Sep 30, 2020
Current borrowings and current portion of non-current borrowings	€ 13,000
Long term Borrowings		12,885
Bank loan floating rate C [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Maturity	Aug 1, 2026
Current borrowings and current portion of non-current borrowings	€ 1,601
Bank loan fixed rate A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.20%
Maturity	Jun 28, 2019
Current borrowings and current portion of non-current borrowings		1,904
Bank loan fixed rate B [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.10%
Maturity	Sep 20, 2019
Current borrowings and current portion of non-current borrowings		1,270
Bank loan fixed rate C [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.50%
Maturity	Mar 14, 2020
Current borrowings and current portion of non-current borrowings	€ 177,982
Other loan fixed rate A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.10%
Maturity	May 24, 2019
Current borrowings and current portion of non-current borrowings		63
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%
Maturity	Mar 31, 2021
Long term Borrowings	€ 13,842	13,876
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%
Maturity	Jun 30, 2021
Long term Borrowings	€ 341,706	€ 287,257
Bank loan floating rate B [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Maturity	May 31, 2021
Long term Borrowings	€ 47,500
Bank loan floating rate C [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Maturity	Aug 1, 2026
Long term Borrowings	€ 238,037